Restricted Cash and Deposits (Details) - Schedule of Restricted Cash and Deposits - Restricted Cash, Deposits and Marketable Securities [Member] - EUR (€) € in Thousands		Jun. 30, 2024	Dec. 31, 2023
Schedule of Restricted Cash and Deposits [Line Items]
Short-term restricted cash		€ 729	€ 810
Short-term deposits		2,487	997
Restricted cash and bank deposits, long-term	[1]	€ 17,340	€ 17,386

[1]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.